Asset Acquisitions - Additional Information (Detail)		1 Months Ended	2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended
	Nov. 05, 2018 USD ($) ProductCandidate $ / shares shares	Jul. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) shares
Asset Acquisitions [Line Items]
Research and development				$ 12,159,000	$ 3,000	$ 3,000	$ 28,611,000
Accrued expenses			$ 2,180,000	$ 7,912,000			$ 7,912,000
Redeemable Common Stock
Asset Acquisitions [Line Items]
Temporary equity, shares issued | shares	59,908,284		1,859,151	0			0
Shire Agreement | Shire
Asset Acquisitions [Line Items]
Number of product candidates | ProductCandidate	2
Upfront payment	$ 7,500,000
Product sales milestone payments, payable	30,000,000
Milestone payment		$ 2,500,000
Accrued milestones				$ 0			$ 0
Shire Agreement | Shire | Maralixibat
Asset Acquisitions [Line Items]
Milestone payments, payable	109,500,000
Milestone payments, payable upon approval	25,000,000
Shire Agreement | Shire | Volixibat
Asset Acquisitions [Line Items]
Milestone payments, payable	$ 30,000,000
Shire Agreement | Shire | Redeemable Common Stock
Asset Acquisitions [Line Items]
Temporary equity, shares issued | shares	1,859,151
Issuance of Series A convertible preferred stock at $1.00259507 per share, net of issuance costs of $23	$ 7,000,000
Shares issued, price per share | $ / shares	$ 3.76
Transition Services Agreement | Shire Provided Services
Asset Acquisitions [Line Items]
Research and development			$ 500,000
Transition Services Agreement | Pass-through Cost
Asset Acquisitions [Line Items]
Research and development			1,600,000
Transition Services Agreement | Shire
Asset Acquisitions [Line Items]
Accrued expenses			2,100,000	0			0
Transition Services Agreement | Shire | Shire Provided Services
Asset Acquisitions [Line Items]
Research and development					0	0	400,000
Transition Services Agreement | Shire | Pass-through Cost
Asset Acquisitions [Line Items]
Research and development				0	$ 0	$ 0
Reduction of estimated expenses							100,000
Assigned License Agreement | Satiogen Pharmaceuticals, Inc.
Asset Acquisitions [Line Items]
Milestone payments, payable	$ 10,500,000
Milestone payments, payable upon approval	5,000,000
Milestone payment		$ 500,000
Accrued milestones				0			0
Milestone payments, payable upon initiation	500,000
Milestone payments, payable upon commercialization	5,000,000
Assigned License Agreement | Sanofi-Aventis Deutschland GmbH
Asset Acquisitions [Line Items]
Milestone payments, payable	$ 36,000,000
Royalty obligations payment period	10 years
Milestones accrued			$ 0	$ 0			$ 0